Options (Details Narrative) - USD ($)			12 Months Ended
	Nov. 10, 2017	May 28, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Share-based payment award, options, exercisable			$ 1.50	$ 1.50
Share-based compensation for services			$ 682,254	$ 341,127	$ 0
Outstanding vested stock options			270,000
Outstanding vested stock options, weighted average remaining term			1 year 1 month 20 days
Unvested stock options			210,000
Unvested stock options, weighted average remaining term			1 year 3 months 29 days
Unamortized stock-based compensation expense			$ 802,959
TJ Capital Management, L.P [Member]
Share-based compensation options grants in period	160,000
Share-based payment award, options, exercisable	$ 1.50
TJ Capital Management, L.P [Member] | IPO [Member]
Options vested	60,000
share-based payment award fair value assumptions expected term	7 months
TJ Capital Management, L.P [Member] | IPO [Member]
Options vested	50,000
share-based payment award fair value assumptions expected term	10 months
TJ Capital Management, L.P [Member] | IPO [Member]
Options vested	50,000
share-based payment award fair value assumptions expected term	15 months
Dr. Yunhao Chen [Member]
Options vested			90,000
share-based payment award fair value assumptions expected term		2 years
Aggregated fair value of options granted		$ 440,840
Share-based payment award, fair value assumptions, method used		Black-Scholes pricing model
Share price		$ 5.0
Share-based payment award, fair value assumptions, risk free interest rate		1.84%
Share-based payment award, fair value assumptions, exercise price		$ 1.50
Share-based payment award, fair value assumptions, expected volatility rate		69.50%
Share-based payment award, fair value assumptions, expected dividend payments		$ 0
Options exercised			0
Dr. Yunhao Chen [Member] | Common Class A [Member]
Share-based compensation options grants in period		120,000
Share-based payment award, options, exercisable		$ 1.50
Dr. Yunhao Chen [Member] | IPO [Member]
Options vested		5,000
Mr, Silong Chen [Member]
Options vested			180,000
share-based payment award fair value assumptions expected term		3 years
Aggregated fair value of options granted		$ 1,385,500
Share-based payment award, fair value assumptions, method used		Black-Scholes pricing model
Share price		$ 5.0
Share-based payment award, fair value assumptions, risk free interest rate		1.94%
Share-based payment award, fair value assumptions, exercise price		$ 1.50
Share-based payment award, fair value assumptions, expected volatility rate		74.70%
Share-based payment award, fair value assumptions, expected dividend payments		$ 0
Options exercised			0
Mr, Silong Chen [Member] | Common Class A [Member]
Share-based compensation options grants in period		360,000
Share-based payment award, options, exercisable		$ 1.50
Mr, Silong Chen [Member] | IPO [Member]
Options vested		10,000